Marketable Securities and Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants [Member] | Wallbridge Mining Company Ltd. [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Warrant strike price		$ 0.78
Warrants [Member] | Wallbridge Mining Company Ltd. [Member] | Risk Free Rate [Member]
Statement Line Items [Line Items]
Warrant measurement input		0.0033
Warrants [Member] | Wallbridge Mining Company Ltd. [Member] | Volatility [Member]
Statement Line Items [Line Items]
Warrant measurement input		1.07
Option Agreement [Member] | Wallbridge Mining Company Ltd. [Member]
Statement Line Items [Line Items]
Initial consideration of marketable securities				500,000
Amended Agreement [Member] | Warrants [Member] | Wallbridge Mining Company Ltd. [Member]
Statement Line Items [Line Items]
Unrealized gain on revaluation		$ 712	$ 289
Amended Agreement [Member] | Wallbridge Mining Company Ltd. [Member]
Statement Line Items [Line Items]
Additional number of shares received	3,000,000
Warrant term	5 years
Amended Agreement [Member] | Wallbridge Mining Company Ltd. [Member] | Warrants [Member]
Statement Line Items [Line Items]
Warrant shares	500,000
Amended Agreement [Member] | Wallbridge Mining Company Ltd. [Member] | Warrants [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Warrant strike price	$ 1.00